Mandatorily Redeemable Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Mandatorily Redeemable Trust Preferred Securities (Tables) [Abstract]
Shares Subject To Mandatory Redemption Disclosure [Text Block]
				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2011	2010

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$-	$224,835
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	-	400,714
					$-	$625,549